Borrowings - Borrowings by contractual maturities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Debt Disclosure
2020	$ 333,298
2021	50,040
2022	103,148
2023	318,568
2024	28,373
Later years	461,559
Total borrowings	1,294,986
Assets Sold Under Agreements To Repurchase
Debt Disclosure
2020	193,378
2021	0
2022	0
2023	0
2024	0
Later years	0
Total borrowings	193,378
Notes Payable
Debt Disclosure
2020	139,920
2021	50,040
2022	103,148
2023	318,568
2024	28,373
Later years	461,559
Total borrowings	$ 1,101,608